Trade receivables, Net (Schedule of Changes in Allowance for Doubtful Debts) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of financial assets [line items]
Balance at beginning of the year	₪ 1,419	$ 391	₪ 1,374
Change in allowance doubtful debts	(41)	(11)	45
Balance at end of the year	₪ 1,378	$ 380	₪ 1,419